Common shares	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Common shares	Common shares
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. We initially reserved a total of 500,000 common shares for issuance under the 2013 Equity Incentive Plan which was increased by an aggregate of 5,094,277 common shares through December 31, 2019 and subsequently revised as follows:
•In June 2020, we reserved an additional 362,766 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In December 2020, we reserved an additional 367,603 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In June 2021, we reserved an additional 386,883 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
•In October 2021, we reserved an additional 693,864 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.
Under the terms of the 2013 Equity Incentive Plan, stock options and stock appreciation rights granted under the 2013 Equity Incentive Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Following the vesting of a restricted stock unit, the award recipient will be paid an amount equal to the number of vested restricted stock units multiplied by the fair market value of a common share on the date of vesting, which payment may be paid in the form of cash or common shares or a combination of both, as determined by the plan administrator. The plan administrator may grant dividend equivalents with respect to grants of restricted stock units.
Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the 2013 Equity Incentive Plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.
Our Board of Directors may amend or terminate the 2013 Equity Incentive Plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the 2013 Equity Incentive Plan will expire ten years from the date the plan was adopted.
The following paragraphs summarize our grants of restricted stock during the years ended December 31, 2022, 2021, and 2020. The vesting periods of these grants are determined by the plan administrator and generally range from one to five years. Additionally, vesting of these grants is generally subject to a grantee's continued employment with the Company through the vesting date unless the grantee is terminated without cause or due to the grantee's death or disability.
In January 2020, we issued 469,680 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $36.73 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vested on September 8, 2022, (ii) one-third of the shares vest on September 7, 2023, and (iii) one-third of the shares vest on September 5, 2024.
In September 2020, we issued 220,500 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $11.15 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In September 2020, we issued 141,900 shares of restricted stock to certain SSH employees for no cash consideration. The share price on the issuance date was $11.15 per share. The vesting schedule of the restricted stock issued to SSH employees is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In December 2020, we issued 90,000 shares of restricted stock to our independent directors and 3,000 to an SSH employee for no cash consideration. The share price on the issuance date was $11.36 per share. The vesting schedule of the restricted stock issued to independent directors is (i) one-third of the shares vested on December 3, 2021, (ii) one-third of the shares vested on December 2, 2022, and (iii) one-third of the shares vest on December 1, 2023. The vesting schedule of restricted stock issued to the SSH employee is (i) one-third of the shares vest on June 5, 2023, (ii) one-third of the shares vest on June 4, 2024, and (iii) one-third of the shares vest on June 4, 2025.
In April 2021, we issued 276,369 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $18.38 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on March 1, 2024, (ii) one-third of the shares vest on March 3, 2025, and (iii) one-third of the shares vest on March 2, 2026.
In April and May 2022, we issued an aggregate of 1,047,997 shares of restricted stock to certain of our employees, SSH employees, and independent directors for no cash consideration. The share price on the issuances dates was $21.33 and $26.11 per share, respectively. The vesting schedule for these restricted shares for employees and SSH employees is (i) one-third of the shares vest on September 3, 2024, (ii) one-third of the shares vest on September 2, 2025, and (iii) one-third of the shares vest on September 1, 2026. The vesting schedule for these restricted shares for independent directors is (i) one-third of the shares vested on December 1, 2022, (ii) one-third of the shares vest on December 1, 2023, and (iii) one-third of the shares vest on December 1, 2024.
There were 35,250 shares eligible for issuance under the 2013 Equity Incentive Plan as of December 31, 2022.
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2022 and 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2020	3,806,773	$24.19
Granted	276,369	18.38
Vested	(1,085,150)	25.27
Forfeited	—	—
Outstanding and non-vested, December 31, 2021	2,997,992	23.27
Granted	1,047,997	21.39
Vested	(1,337,500)	25.11
Forfeited	(2,500)	16.66
Outstanding and non-vested, December 31, 2022	2,705,989	$21.63
Compensation expense is recognized ratably over the vesting periods for each tranche using the straight-line method.
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2023	13,198	703	13,901
For the year ending December 31, 2024	7,910	222	8,132
For the year ending December 31, 2025	3,427	—	3,427
For the year ending December 31, 2026	1,095	—	1,095
	$25,630	$925	$26,555
 Dividend Payments
The following dividends were paid during the years ended December 31, 2022, 2021 and 2020.

Dividends	Date
per share	Paid
$0.100	March 13, 2020
$0.100	June 15, 2020
$0.100	September 29, 2020
$0.100	December 14, 2020
$0.100	March 15, 2021
$0.100	June 15, 2021
$0.100	September 29, 2021
$0.100	December 15, 2021
$0.100	March 15, 2022
$0.100	June 15, 2022
$0.100	September 15, 2022
$0.100	December 15, 2022

Convertible Notes Due 2025
In December 2022, all of the holders of the Convertible Notes Due 2025 converted their notes into an aggregate 5,757,698 of our common shares, as described in Note 12.
2015 Securities Repurchase Program
In May 2015, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of our securities.
During the year ended December 31, 2020, we acquired an aggregate of 1,170,000 of our common shares at an average price of $11.18 per share for a total of $13.1 million.
Between July 1, 2020 and September 30, 2020 we repurchased $52.3 million face value of our Convertible Notes Due 2022 at an average price of $894.12 per $1,000 principal amount, or $46.7 million and we recorded a $1.0 million gain on repurchase of Convertible Notes within the consolidated statements of income or loss.
2020 $250 Million Securities Repurchase Program
In September 2020, our Board of Directors authorized a new securities repurchase program to purchase up to an aggregate of $250 million of securities, which, in addition to our common shares, consisted of our Senior Notes Due 2025 (NYSE: SBBA), Convertible Notes Due 2022, and Convertible Notes Due 2025 at the date of authorization. The aforementioned repurchases of common stock and our convertible notes were executed under the 2015 Securities Repurchase Program, which was terminated upon the authorization of the 2020 $250 Million Securities Repurchase Program. We had the following activity under our 2020 $250 Million Securities Repurchase Program during the year ended December 31, 2022:
•In May and July 2022, we repurchased $10.8 million and $1.5 million, respectively, in aggregate principal amount of our Convertible Notes Due 2025 in the open market for $12.6 million and $1.7 million.
•Through October 2022, we repurchased an aggregate of 3,120,341 of our common shares at an average price of $38.66 per share. These repurchases include the repurchase of 1,293,661 of our common shares from Eneti Inc., a related party, for $38.65 per share and 1,826,680 common shares in the open market for an average price of $38.66 per share.
2022 $250 Million Securities Repurchase Program
In October 2022, our Board of Directors authorized a new securities repurchase program to purchase up to an aggregate of $250 million of securities, which, in addition to our common shares, consisted of our Senior Notes Due 2025 (NYSE: SBBA), and Convertible Notes Due 2025 at the date of authorization. The 2020 $250 Million Securities Repurchase Program was terminated upon the authorization of the 2022 $250 Million Securities Repurchase Program.
In December 2022, we repurchased 789,532 of our common shares in the open market at an average price of $51.61 per share under the 2022 $250 Million Securities Repurchase Program.
There were 11,429,197 and 7,519,324 common shares held in treasury at December 31, 2022 and 2021, respectively.
We had $209.3 million remaining under our 2022 $250 Million Securities Repurchase Program as of December 31, 2022. This program was terminated in February 2023 and replaced with a new securities repurchase program as described in Note 23. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
Shares outstanding
We currently have 175,000,000 registered shares authorized of which 150,000,000 are designated as common shares with a par value of $0.01 and 25,000,000 are designated as preferred shares with a par value of $0.01.
As of December 31, 2022, we had 61,262,838 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.